INVENTORY	3 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
INVENTORY

6. INVENTORY

As at	March 31, 2024	December 31, 2023
Finished goods	$1,104,798	$904,858
Parts	354,823	691,678
	$1,459,621	$1,596,536

During the three months ended March 31, 2024, $966,339 (2023 - $1,012,881) of inventory was recognized in cost of sales including an allowance to value its inventory for obsolete and slow-moving inventory of $148,760 (2023 -$77,047).

Cost of sales consist of the following:

For the three months ended	March 31, 2024	March 31, 2023
Inventory	$966,339	$1,012,881
Consulting and services	22,474	93,654
Other	60,757	51,517
	$1,049,570	$1,158,052

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For the Three Months Ended March 31, 2024

Expressed in Canadian Dollars (unaudited)